BORROWINGS - OTHER BORROWINGS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	R 24,504.7	R 25,649.5	R 8,973.8
Loans raised	18,981.7	17,130.2	69,593.8
Loans repaid	(22,008.3)	(21,231.5)	(55,719.5)
Unwinding of amortised cost	374.4	538.3	251.8
(Gain)/loss on foreign exchange differences	(325.5)	(1,169.1)	(292.4)
Balance at end of period	23,736.2	24,504.7	25,649.5
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	425.6	478.7	749.5
Loans raised	8,264.6	10,798.6	14,721.5
Loans repaid	(11,135.7)	(10,854.6)	(14,992.3)
Unwinding of amortised cost	9.6	2.9
Borrowings on acquisition of subsidiary	2,574.8
Other	1.3
(Gain)/loss on foreign exchange differences	R (140.2)
Balance at end of period		R 425.6	R 478.7